38. Risk management (Details) - Derivatives not designated for hedge accounting [member] $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number
Long position/Crude oil and oil products [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	[1]	$ 3,927	$ 9,865
Maturity		2021
Short position/Crude oil and oil products [member][
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	[1]	$ (4,167)	$ (20,248)
Maturity		2021
Forward contracts [member] | Long position or foreign currency forwards BRL/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[2]		273
Forward contracts [member] | Long Position Or Foreign Currency Forwards EUR/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[2]		2,245
Fair value asset position (liability)	[2]		$ (45)
Forward contracts [member] | Long Position Or Foreign Currency Forwards GBP/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[2]	354	388
Fair value asset position (liability)	[2]	$ 23	$ 11
Forward contracts [member] | Short Position Or Foreign Currency Forwards [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[2]		224
Fair value asset position (liability)	[2]		$ (14)
Futures contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	[1]	(240)	(10,383)
Fair value asset position (liability)	[1]	$ (10)	$ (28)
Swap contract [member] | Foreign Currency Or Cross Currency Swap Matured In Two Thousand Twenty Nine and Two Thousand Thirty Four [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[2]	615	700
Fair value asset position (liability)	[2]	$ 44	$ 32
Maturity		2026
Swap contract [member] | Foreign currency or cross currency swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[2]	600	600
Fair value asset position (liability)	[2]	$ (26)	$ (50)
Maturity		2034
Swap contract [member] | IPCA [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number		3,008	3,008
Fair value asset position (liability)		$ 47	$ 6
Maturity		2029/2034
Swap contract [member] | Foreign currency / Cross-currency Swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[2]	729	729
Fair value asset position (liability)	[2]	$ (244)	$ 11
Maturity		2024/2029

[1]	Notional value in thousands of bbl.
[2]	Amounts in US$, GBP and EUR are presented in million.